Transactions with Related Parties - Summary of Investing Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Sale of mortgage loans at fair value for sale to PFSI	$ 891	$ 1,466	$ 0
ESS:
Purchases	0	271,554	95,892
Interest income	222,122	201,345	172,348
Net (loss) gain included in Net gain on investments:
Net (loss) gain on investments	7,175	53,985	201,809
PennyMac Financial Services, Inc. [Member]
Related Party Transaction [Line Items]
Sale of mortgage loans at fair value for sale to PFSI	891	1,466	0
ESS:
Purchases	0	271,554	99,728
Received pursuant to a recapture agreement	6,603	6,728	7,343
Interest income	22,601	25,365	13,292
Repayments and sales	129,037	78,578	39,257
Net (loss) gain included in Net gain on investments:
Valuation changes	(23,923)	(3,810)	(28,662)
Recapture income	6,529	7,049	7,828
Net (loss) gain on investments	$ (17,394)	$ 3,239	$ (20,834)